Consolidated Balance Sheets (USD $)	Nov. 30, 2011	Aug. 31, 2011	Aug. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 920,168	$ 3,619,576	$ 267
Accounts receivable, net of allowance	431,165
Inventory	5,007,508	24,809
Prepaid expenses and other assets	85,486	1,499,504
Manufacturing deposits	51,570	2,800,000
Deferred financing costs		3,334	10,002
Total current assets	6,495,897	7,947,223	10,269
Property and equipment, net of accumulated depreciation	368,369	191,855	33,413
OTHER ASSETS
Patents and trademarks, net of accumulated amortization	1,228,846	1,231,084	1,303,675
Deposits and other assets	30,000	30,000	16,159
Total other assets	1,258,846	1,261,084	1,319,834
TOTAL ASSETS	8,123,112	9,400,162	1,363,516
Accounts payable and accrued expenses	1,458,796	1,329,689	2,305,492
Accrued officer compensation	911,082	914,765	1,013,403
Deferred revenue	390,180
Advances from officers		9,423	947,297
Line of credit	1,000,000	1,000,000
Notes payable			225,000
Accrued interest, notes payable			40,487
Convertible notes payable, net of unamortized discount	750,000	750,000	1,265,833
Accrued interest, convertible notes payable	169,158	168,534	130,706
Total current liabilities	4,684,633	4,178,047	5,974,753
TOTAL LIABILITIES	4,684,633	4,178,047	5,974,753
Commitments and contingencies	652,596	685,500
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized; no shares issued or outstanding
Common stock, $0.001 par value; 300,000,000 shares authorized; 191,570,055 and 120,738,690 shares issued and outstanding at August 31, 2011 and 2010, respectively	129,170	129,170	44,923
Common stock to be issued			100
Additional paid-in capital	41,752,408	41,752,408	24,382,165
Prepaid services paid in common stock	(73,332)	(293,333)	(209,500)
Accumulated deficit	(39,022,363)	(37,051,630)	(28,828,925)
Total Stockholders' Equity (Deficit)	2,785,883	4,536,615	(4,611,237)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	8,123,112	9,400,162	1,363,516
Accrued Interest, Advance from Officers [Member]
OTHER ASSETS
Accrued interest, advances from officers		39	46,535
Accrued interest, line of credit		39	46,535
Accrued Interest, Line of Credit [Member]
OTHER ASSETS
Accrued interest, advances from officers	5,417	5,597
Accrued interest, line of credit	$ 5,417	$ 5,597